RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Professional fees	$ 1,391	$ 359
Shareholders [Member]
Disclosure of transactions between related parties [line items]
Professional fees	$ 534	$ 359